Leases (Details) - Schedule of components of lease expense	12 Months Ended
Jun. 30, 2022 USD ($)
General and administrative expenses [Member]
Leases (Details) - Schedule of components of lease expense [Line Items]
Operating lease costs	$ 407,455
Research and development expenses [Member]
Leases (Details) - Schedule of components of lease expense [Line Items]
Operating lease costs	46,795
General and administrative expenses [Member]
Leases (Details) - Schedule of components of lease expense [Line Items]
Short term lease costs	$ 28,593